Segmented Information	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segmented Information

Note 7 – Segmented Information

The Company is managed as one reportable segment: North America. The North American segment conducts exploration and evaluation activities at the Company’s principal assets, the Excelsior Springs, Laird Lake and Oneman Lake projects. This segment does not presently report any revenues from operations. Through this segment, the Company seeks to position its projects as development opportunities within the gold, silver, and other metals sectors.

The Company’s Chief Operating Decision Maker is the Chief Executive Officer (“CODM”). The CODM uses the consolidated statement of operations and comprehensive income (loss) as the measure of segment profit and loss to assess performance and allocate resources. The measure of segment assets is reported on the consolidated balance sheets as “Total assets” and the measure of segment capital expenditures is reported on the consolidated statements of cash flows as “Acquisition of mineral properties.”

The Company reported no revenues during the three months ended March 31, 2025 and 2024. The geographic location of all long lived assets is described in Note 2. The following table represents our major segment expenses:

Three months ending	3/31/2025	3/31/2024

Exploration, evaluation and project expenses	$53,377	$40,414

General and administrative expenses
Legal and other professional fees	$184,788	$103,621
Share based compensation	0	555
Stock exchange fees and related expenses	23,588	22,427
Other general expenses	1,989	2,224
Sub-Total	$210,365	$128,827

Other	$(366,600)	$(47,425)

Net income (loss)	$102,858	$(121,816)